Net income (loss) per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Secoo Holding Limited	¥ (565,253)	$ (88,701)	¥ (71,864)	¥ 155,052
Accretion to redeemable non-controlling interest redemption value	(500)	(78)	(500)	(629)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	¥ (565,753)	$ (88,779)	¥ (72,364)	¥ 154,423
Denominator:
Weighted average number of ordinary shares	35,326,281	35,326,281	30,629,608	25,122,199
Adjustment for diluted stock options				1,098,905
Denominator for diluted net income (loss) per share calculation	35,326,281	35,326,281	30,629,608	26,221,104
Net income/(loss) per ordinary share
-Basic | (per share)	¥ (16.02)	$ (2.51)	¥ (2.36)	¥ 6.15
-Diluted | (per share)	¥ (16.02)	$ (2.51)	¥ (2.36)	¥ 5.89